INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
INVENTORIES
Finished goods	$ 742,279	$ 717,312
Raw materials	411,192	348,910
Work in progress	276,905	230,355
Inventories	$ 1,430,376	$ 1,296,577